Label	Element	Value
Innovator Equity Dual Directional 15 Buffer ETF™ - April | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.20%
Innovator Equity Dual Directional 15 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $501.94 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	23.80%
Innovator Equity Dual Directional 15 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $597.52 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.90%
Innovator Equity Dual Directional 15 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.43 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.30%
Innovator Equity Dual Directional 15 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $621.43 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator Equity Dual Directional 15 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $677.38 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(7.10%)
Innovator Equity Dual Directional 15 Buffer ETF™ - April | Vanguard S&P 500 ETF, Expiration: 03/31/2027; Exercise Price: $507.92 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(28.40%)